Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment

December 31, 2022	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Regulated Property, Plant and Equipment
Generation	$23,759.7	(a)	$—	$—	$6,776.8	$5,534.6	$—	$2,394.8	$5,476.2	(a)
Transmission	33,221.7		6,301.5	12,335.4	4,482.8	1,842.2	3,198.6	1,164.4	2,479.8
Distribution	27,138.8		5,312.8	—	4,933.0	3,024.7	6,450.3	3,216.4	2,659.6
Other	5,528.9		1,020.4	476.6	849.2	796.1	1,040.6	466.0	582.6
CWIP	4,776.4	(a)	805.2	1,554.7	705.3	253.0	474.3	219.3	369.5	(a)
Less: Accumulated Depreciation	23,118.0		1,759.5	1,027.1	5,397.3	4,117.8	2,564.3	1,839.4	3,314.8
Total Regulated Property, Plant and Equipment - Net	71,307.5		11,680.4	13,339.6	12,349.8	7,332.8	8,599.5	5,621.5	8,252.9
Nonregulated Property, Plant and Equipment - Net	2,031.6		1.2	0.3	29.4	78.7	9.8	5.0	9.3
Total Property, Plant and Equipment - Net	$73,339.1		$11,681.6	$13,339.9	$12,379.2	$7,411.5	$8,609.3	$5,626.5	$8,262.2

December 31, 2021	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Regulated Property, Plant and Equipment
Generation	$22,428.3	(a)	$—	$—	$6,683.9	$5,531.8	$—	$1,802.4	$4,734.5	(a)
Transmission	30,771.1		5,849.9	11,031.0	4,322.4	1,783.1	2,992.8	1,107.7	2,316.9
Distribution	25,457.4		4,917.2	—	4,683.3	2,800.1	6,070.6	3,004.9	2,514.3
Other	5,403.5		958.7	451.7	668.9	755.1	982.2	433.5	542.0
CWIP	3,734.8	(a)	551.3	1,402.2	469.9	302.8	365.0	156.0	240.7	(a)
Less: Accumulated Depreciation	21,491.1		1,642.9	784.0	5,047.4	3,885.3	2,457.4	1,707.0	3,002.2
Total Regulated Property, Plant and Equipment - Net	66,304.0		10,634.2	12,100.9	11,781.0	7,287.6	7,953.2	4,797.5	7,346.2
Nonregulated Property, Plant and Equipment - Net	2,000.1		1.2	0.1	23.3	23.3	9.8	5.3	53.9
Total Property, Plant and Equipment - Net	$68,304.1		$10,635.4	$12,101.0	$11,804.3	$7,310.9	$7,963.0	$4,802.8	$7,400.1

(a)AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

Depreciation, Depletion and Amortization - Regulated

AEP
	2022						2021						2020
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.7%	-	7.6%	20	-	132	2.7%	-	7.8%	20	-	132	2.7%	-	6.3%	20	-	132
Transmission	2.0%	-	2.7%	24	-	75	2.0%	-	2.6%	15	-	75	2.0%	-	2.6%	15	-	75
Distribution	2.7%	-	3.6%	7	-	78	2.8%	-	3.6%	7	-	80	2.7%	-	3.7%	7	-	78
Other	3.1%	-	14.4%	5	-	75	3.0%	-	12.5%	5	-	75	2.8%	-	11.3%	5	-	75

AEP Texas
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.2%	50	-	75	2.2%	50	-	75	2.0%	50	-	75
Distribution	2.9%	7	-	70	2.9%	7	-	70	3.1%	7	-	70
Other	6.2%	5	-	50	5.8%	5	-	50	6.1%	5	-	50

AEPTCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.6%	24	-	75	2.5%	24	-	75	2.4%	24	-	75
Other	6.6%	5	-	56	6.7%	5	-	56	6.3%	5	-	64

APCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.6%	35	-	118	3.6%	35	-	118	3.3%	35	-	118
Transmission	2.2%	24	-	75	2.1%	15	-	75	2.2%	15	-	75
Distribution	3.6%	12	-	57	3.5%	12	-	57	3.7%	12	-	57
Other	7.3%	5	-	55	8.5%	5	-	55	7.8%	5	-	55

I&M
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	4.9%	20	-	132	4.7%	20	-	132	4.6%	20	-	132
Transmission	2.5%	44	-	67	2.4%	45	-	70	2.3%	45	-	70
Distribution	3.1%	14	-	71	3.4%	14	-	71	3.4%	14	-	71
Other	10.1%	5	-	45	9.0%	5	-	51	10.2%	5	-	51

OPCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.7%	11	-	70	2.9%	11	-	70	3.1%	14	-	65
Other	6.1%	5	-	50	6.1%	5	-	50	5.0%	5	-	50

PSO
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	30	-	75	2.8%	30	-	75	3.1%	35	-	75
Transmission	2.5%	42	-	75	2.4%	42	-	75	2.2%	45	-	75
Distribution	2.9%	15	-	78	2.9%	15	-	78	2.9%	15	-	78
Other	6.8%	5	-	56	6.1%	5	-	56	5.7%	5	-	64

SWEPCo
	2022				2021				2020
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.7%	30	-	65	2.7%	30	-	65	2.7%	35	-	65
Transmission	2.3%	44	-	70	2.4%	49	-	74	2.3%	47	-	73
Distribution	2.9%	15	-	75	2.8%	15	-	80	2.7%	15	-	67
Other	9.0%	5	-	57	8.6%	5	-	58	8.5%	5	-	52

Depreciation, Depletion and Amortization - Unregulated

	2022							2021							2020
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	3.8%	-	8.7%	3	-	61		3.8%	-	10.4%	10	-	59		3.6%	-	4.0%	15	-	59
Transmission	2.8%			10	-	62		2.6%			30	-	40		2.5%			30	-	40
Distribution	NA			NA				NA			NA				NA			NA
Other	25.2%			5	-	35	(a)	16.5%			5	-	35	(a)	16.1%			5	-	50

(a)In 2020 management announced plans to retire the Pirkey Plant in 2023 and the related depreciable lives have been adjusted accordingly. See Note 5 - Effects of Regulation for additional information.
NA Not applicable.

Allowance For Equity Funds Used During Construction

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP	$133.7	$139.7	$148.1
AEP Texas	19.7	21.5	19.4
AEPTCo	70.7	67.2	74.0
APCo	11.7	15.6	14.6
I&M	9.8	12.8	11.5
OPCo	13.9	10.8	12.5
PSO	1.5	2.4	4.0
SWEPCo	4.9	7.0	7.7

Allowance For Borrowed Funds Used During Construction

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP	$63.0	$53.8	$66.0
AEP Texas	11.5	10.5	12.5
AEPTCo	22.4	21.0	25.5
APCo	6.5	7.5	7.9
I&M	5.7	5.1	5.7
OPCo	6.7	4.7	6.2
PSO	2.7	0.7	2.0
SWEPCo	4.3	3.0	3.9

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2022
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$382.9	$16.4	$149.4
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	632.0	—	632.0
Turk Generating Plant (a)	Coal	73.3%	1,611.1	5.1	314.7
Total			$2,626.0	$21.5	$1,096.1

I&M
Rockport Generating Plant (b)(c)(d)	Coal	50.0%	$1,357.4	$9.2	$905.1

PSO
North Central Wind Energy Facilities (e)(f)	Wind	45.5%	$889.3	$9.1	$28.1

SWEPCo
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$382.9	$16.4	$149.4
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	632.0	—	632.0
Turk Generating Plant (a)	Coal	73.3%	1,611.1	5.1	314.7
North Central Wind Energy Facilities (e)(f)	Wind	54.5%	1,066.8	10.1	35.2
Total			$3,692.8	$31.6	$1,131.3

			Registrant’s Share as of December 31, 2021
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$377.6	$6.3	$133.5
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	613.8	—	528.3
Turk Generating Plant (a)	Coal	73.3%	1,598.0	10.2	285.6
Total			$2,589.4	$16.5	$947.4

I&M
Rockport Generating Plant (b)(c)(d)	Coal	50.0%	$1,247.2	$13.9	$794.5

PSO
North Central Wind Energy Facilities (e)(f)	Wind	45.5%	$313.7	$—	$4.2

SWEPCo
Flint Creek Generating Station, Unit 1 (a)	Coal	50.0%	$377.6	$6.3	$133.5
Pirkey Plant, Unit 1 (a)	Lignite	85.9%	613.8	—	528.3
Turk Generating Plant (a)	Coal	73.3%	1,598.0	10.2	285.6
North Central Wind Energy Facilities (e)(f)	Wind	54.5%	376.2	—	5.4
Total			$2,965.6	$16.5	$952.8

(a)Operated by SWEPCo.
(b)Operated by I&M.
(c)Amounts include I&M's 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 was subject to a finance lease with a nonaffiliated company. In December 2022, the lease expired at which point I&M and AEGCo acquired 100% of the interests in Unit 2. See the "Rockport Plant Litigation" section of Note 6 for additional information.
(d)AEGCo owns 50%.
(e)PSO and SWEPCo own undivided interests of 45.5% and 54.5% of the NCWF, respectively. Sundance was placed into service in April 2021. Maverick was placed into service in September 2021. Traverse was placed into service in March 2022. See the “Acquisitions” section of Note 7 for additional information.
(f)Operated by PSO.